Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2012
Registrant Name	dei_EntityRegistrantName	GROWTH FUND OF AMERICA INC
Central Index Key	dei_EntityCentralIndexKey	0000044201
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2012
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGTHX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGRBX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFACX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFAFX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFFFX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGFAX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGFBX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGFCX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGFEX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGFFX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGAAX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGABX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGACX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGAEX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGAFX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGAGX